Employment Benefits - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Equity instruments		₩ 2,308	₩ 5,326
Debt instruments		413,522	697,907
Bank deposits		452,158	611,821
Others	[1]	2,683,245	2,034,426
Plan assets		₩ 3,551,233	₩ 3,349,480

[1]	‘Others’ consist of various financial assets managed by external asset management companies.